Fair Value - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Investment securities AFS	$ 26,613	$ 31,278
Investment securities HTM	$ 1,430	1,292
Minimum
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	5.00%
Maximum
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage	10.00%
Carrying Value
Financial Assets:
Cash and cash equivalents	$ 191,607	154,471
Investment securities AFS	26,613	31,278
Investment securities HTM	1,167	1,113
Restricted stock	7,440	5,858
Loans held for sale	190	419
Loans, net	1,398,938	1,222,082
Accrued interest receivable	6,069	5,191
Financial Liabilities:
Non-time deposits	652,544	752,512
Time deposits	686,675	431,361
Borrowings	148,053	118,053
Accrued interest payable	2,260	1,390
Fair Value
Financial Assets:
Cash and cash equivalents	191,607	154,471
Investment securities AFS	26,613	31,278
Investment securities HTM	1,430	1,292
Restricted stock	7,440	5,858
Loans held for sale	190	419
Loans, net	1,393,288	1,209,223
Accrued interest receivable	6,069	5,191
Financial Liabilities:
Non-time deposits	652,544	752,512
Time deposits	692,177	433,575
Borrowings	156,479	118,965
Accrued interest payable	2,260	1,390
Level 1 | Fair Value
Financial Assets:
Cash and cash equivalents	191,607	154,471
Investment securities AFS	0	0
Investment securities HTM	0	0
Restricted stock	0	0
Loans held for sale	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Financial Liabilities:
Non-time deposits	0	0
Time deposits	0	0
Borrowings	0	0
Accrued interest payable	0	0
Level 2 | Fair Value
Financial Assets:
Cash and cash equivalents	0	0
Investment securities AFS	26,613	31,278
Investment securities HTM	1,430	1,292
Restricted stock	0	0
Loans held for sale	190	419
Loans, net	1,372,317	1,187,975
Accrued interest receivable	6,069	5,191
Financial Liabilities:
Non-time deposits	652,544	752,512
Time deposits	692,177	433,575
Borrowings	156,479	118,965
Accrued interest payable	2,260	1,390
Level 3 | Fair Value
Financial Assets:
Cash and cash equivalents	0	0
Investment securities AFS	0	0
Investment securities HTM	0	0
Restricted stock	7,440	5,858
Loans held for sale	0	0
Loans, net	20,971	21,248
Accrued interest receivable	0	0
Financial Liabilities:
Non-time deposits	0	0
Time deposits	0	0
Borrowings	0	0
Accrued interest payable	0	0
Nonrecurring
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	8,460	6,921
OREO	4,727	5,124
Nonrecurring | Level 1
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 2
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 3
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	8,460	6,921
OREO	$ 4,727	$ 5,124